SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies
Fair Value, Assets Measured on Recurring Basis
	Level 1	Level 2	Level 3

Derivative liability	$-	$-	$2,572,376
The following table represents our assets and liabilities by level measured at fair value on a recurring basis at December 31, 2017.
	Level 1	Level 2	Level 3

Derivative Liability	$-	$-	$1,243,788

Fair value on recurring basis significant unobservable
	Fair Value January 1, 2018	Convertible Notes	Change in fair Value	Conversions	Fair Value Sept. 30, 2018

Derivative liability	$1,243,788	$3,572,514	$(1,069,175)	$(1,174,751)	$2,572,376

The following assets and liabilities are measured on the consolidated balance sheets at fair value on a recurring basis utilizing significant unobservable inputs or Level 3 assumptions in their valuation. The following table provides a reconciliation of the beginning and ending balances of the liabilities

	Fair Value	Convertible	Change in		Fair Value
	January 1,	Notes	fair		December 30,
	2017	Addition	Value	Conversions	2017

Derivative Liability	$--	$1,225,906	$-143,697	$161,579	$1,243,788

Schdule of fair value measurement of liabilities
Exercise price	$.01 - $.152
Expected Volatility	90%
Expected Term	6 mos.
Risk free interest rate	0.91 – 2.59%
Expected dividends	-

Exercise price	$.15-$.174
Expected volatility	216%
Expected term	6 mos.
Risk free interest rate	0.91 – 1.13%
Expected dividends	-

Schedule of Assumptions Used
	Twelve months ended December 31,
	2017	2016
Weighted-average volatility	216.3%	29.1%
Expected term (in years)	3.8	3.7
Risk-free interest rate	1.43%	1.03%-1.28%